Geographic and Significant Customer Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION
NOTE 17 -	GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

The Company has identified one reportable and operating segment that designs, develops, manufactures and markets Cryoablation medical devices. The results of operations provided to and analyzed by the CODM are at the consolidated level and accordingly, key resources and assessments of performance are performed at the consolidated level. We continue to evaluate our internal reporting structure and the potential impact of any changes on our segment reporting.

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,	Year ended December 31,
	2021	2020
Israel	108	7
Japan	1,380	2,097
United States	471	276
Thailand	964	528
Other[2]	1,215	960
	4,138	3,868

The following table sets forth reporting property and equipment information by geographic region:

	As of December 31,	As of December 31,
	2021	2020
Israel	622	305
United States	91	2
	713	307

The following table is a summary of customer concentrations as a percentage of revenue:

	Year ended December 31,	Year ended December 31,
	2021	2020
Customer A	30%	47%
Customer B	*	14%
Customer C	23%	-
Customer D	11%	*

*	Lower than 10%
[2]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.